Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Cash	R$ 3,770,483	R$ 4,001,885	R$ 4,026,282
Cash and Cash Equivalents and Investments in Foreign Currency Overseas	19,352,067	18,001,554	12,630,919
Repurchase Agreements	65,766,340	27,344,519	15,055,356
Investments in Interbank Deposit Certificates (CDI)	528,870	217,376	956,192
Total	R$ 89,417,760	R$ 49,565,334	R$ 32,668,749